SCHEDULE OF CHANGES IN LEASE LIABILITY (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2024	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Notes and other explanatory information [abstract]
At the beginning of the year		$ 237,675		$ 365,356
Increase in lease liability (note)		87,768	[1]		[1]	$ 482,619
Interest expense (note 8)		12,134		17,236
Lease modification adjustment	$ 25,837	18,874		(5,955)
Reduction in lease liability		(199,658)		(138,962)
Exchange realignment		(598)
At the end of the year		$ 156,195		$ 237,675		$ 365,356

[1]	The Group entered into an 18-month office lease in the United Kingdom, commencing in April 2025, with monthly rent of GBP3,782 (approximately: $5,105).